Debt	12 Months Ended
Nov. 30, 2020
Debt Disclosure [Abstract]
Debt	Debt

			November 30,
(in millions)	Maturity	Rate (a)	2020	2019
Secured Debt
Notes
Notes	Apr 2023	11.5%	$4,000	$—
Notes	Feb 2026	10.5%	775	—
EUR Notes	Feb 2026	10.1%	508	—
Notes (c)	Jun 2027	7.9%	192	192
Notes	Aug 2027	9.9%	900	—
Bank Loans
EUR fixed rate (c)	Jul 2024 - May 2025	5.5 - 6.2%	136	154
Floating rate	Jun 2025	LIBOR + 7.5%	1,855	—
EUR floating rate (c)	Jun 2025 - Oct 2026	EURIBOR + 2.7 - 7.5%	1,026	77
Total Secured Debt			9,393	423
Unsecured Debt
Revolver
Facility (expires Aug 2024)	(b)	LIBOR + 0.6%	3,083	—
Notes
Notes	Oct 2020	4.0%	—	700
EUR Notes	Feb 2021	1.6%	429	550
EUR Notes	Nov 2022	1.9%	658	605
Convertible Notes	Apr 2023	5.8%	537	—
Notes	Oct 2023	7.2%	125	125
Notes	Mar 2026	7.6%	1,450	—
EUR Notes	Mar 2026	7.6%	598	—
Notes	Jan 2028	6.7%	200	200
EUR Notes	Oct 2029	1.0%	718	660
Bank Loans

EUR fixed rate	Mar 2021 - Sep 2021	0.3 - 3.9%	32	221
EUR floating rate	Mar 2021 - Apr 2023	EURIBOR + 0.3 - 4.8%	1,860	1,596
Floating rate	Jul 2024 - Sep 2024	LIBOR + 3.8%	300	300
GBP floating rate	Aug 2021 - Feb 2025	GBP LIBOR + 0.8 - 0.9%	881	854
Export Credit Facilities
EUR floating rate	Mar 2021 - Oct 2032	EURIBOR + 0.2 - 1.5%	1,891	963
EUR fixed rate	Feb 2031 - Sep 2032	1.1%	1,159	545
Fixed rate	Aug 2027 - Oct 2031	2.4 - 3.4%	3,131	3,485
Floating rate	Feb 2022 - Dec 2031	LIBOR + 0.5 - 1.5%	1,138	174
Commercial Paper
EUR floating rate commercial paper	—	—%	—	231
Total Unsecured Debt			18,188	11,211
Total Debt			27,581	11,634
Less: unamortized debt issuance costs			(624)	(131)
Total Debt, net of unamortized debt issuance costs			26,957	11,503
Less: short-term borrowings			(3,084)	(231)
Less: current portion of long-term debt			(1,742)	(1,596)
Long-Term Debt			$22,130	$9,675
The scheduled maturities of our debt are as follows:

	November 30, 2020	2021
(in millions)	Rate (a)	1Q	2Q	3Q	4Q	2022	2023	2024	2025	Thereafter
Secured Debt
Notes
Notes	11.5%	$—	$—	$—	$—	$—	$4,000	$—	$—	$—
Notes	10.5%	—	—	—	—	—	—	—	—	775
EUR Notes	10.1%	—	—	—	—	—	—	—	—	508
Notes (c)	7.9%	—	—	—	—	—	—	—	—	192
Notes	9.9%	—	—	—	—	—	—	—	—	900
Bank Loans
EUR fixed rate (c)	5.5 - 6.2%	8	8	8	8	32	32	32	8	—
Floating rate	LIBOR + 7.5%	5	5	5	5	19	19	19	1,781	—
EUR floating rate (c)	EURIBOR + 2.7 - 7.5%	2	8	2	8	22	22	22	928	12
Total Secured Debt		15	21	15	21	72	4,072	72	2,717	2,387
Unsecured Debt
Revolver
Facility (expires Aug 2024)	LIBOR + 0.6%	—	—	—	—	—	—	3,083	—	—
Notes
EUR Notes	1.6%	429	—	—	—	—	—	—	—	—
EUR Notes	1.9%	—	—	—	—	658	—	—	—	—
Convertible Notes	5.8%	—	—	—	—	—	537	—	—	—
Notes	7.2%	—	—	—	—	—	125	—	—	—
Notes	7.6%	—	—	—	—	—	—	—	—	1,450
EUR Notes	7.6%	—	—	—	—	—	—	—	—	598
Notes	6.7%	—	—	—	—	—	—	—	—	200
EUR Notes	1.0%	—	—	—	—	—	—	—	—	718
Bank Loans
EUR fixed rate	0.3 - 3.9%	—	17	—	15	—	—	—	—	—
EUR floating rate	EURIBOR + 0.3 - 4.8%	—	179	—	—	1,053	628	—	—	—
Floating rate	LIBOR + 3.8%	—	—	—	—	—	—	300	—	—
GBP floating rate	GBP LIBOR + 0.8 - 0.9%	40	—	375	—	—	—	93	373	—
Export Credit Facilities
EUR floating rate	EURIBOR + 0.2 - 1.5%	—	24	49	124	333	306	277	200	629
EUR fixed rate	1.1%	—	—	26	26	103	103	103	103	644
Fixed rate	2.4 - 3.4%	—	74	36	98	291	332	332	332	1,576
Floating rate	LIBOR + 0.5 - 1.5%	16	35	68	41	194	152	152	92	446
Total Unsecured Debt		485	330	553	304	2,631	2,183	4,340	1,100	6,261
Total Debt		$500	$351	$568	$325	$2,703	$6,255	$4,412	$3,818	$8,648

(a)Certain of the EURIBOR and LIBOR based loans have 0% or 1% floors, respectively.
(b)As of November 30, 2020, we had a $3.1 billion ($1.7 billion, €1.0 billion and £150 million) multi-currency revolving credit facility (the “Revolving Facility”) that was drawn in March 2020 for an initial term of six months. The maturities for these borrowings were extended in September 2020 for an additional six months through March 2021. We may re-borrow such amounts through August 2024 subject to satisfaction of the conditions in the facility. The Revolving Facility also includes an emissions linked margin adjustment whereby, after the initial applicable margin is set per the margin pricing grid, the margin may be adjusted based on performance in achieving certain agreed annual carbon emissions goals. We are required to pay a commitment fee on any undrawn portion.
(c)In 2019, these notes and bank loans were unsecured.
The above debt tables do not include the impact of our interest rate swaps. The interest rates on some of our debt, and in the case of our Revolving Facility, fluctuate based on the applicable rating of senior unsecured long-term securities of Carnival Corporation or Carnival plc. For the year ended November 30, 2020, we had borrowings of $525 million and repayments of $526 million of commercial paper with original maturities greater than three months. For the year ended November 30, 2019, we did not have borrowings or repayments of commercial paper with original maturities greater than three months. For the year ended November 30, 2018, we had borrowings of $2 million and repayments of $2 million of commercial paper with original maturities greater than three months.

Debt is recorded at initial fair value, which normally reflects the proceeds received by us, net of debt issuance costs, and is subsequently stated at amortized cost. Debt issuance costs are generally amortized to interest expense using the straight-line method, which approximates the effective interest method, over the term of the debt. Debt issue discounts and premiums are generally amortized to interest expense using the effective interest rate method over the term of the debt.

Covenant Compliance

Many of our debt agreements contain one or more financial covenants that require us to:

•Maintain minimum debt service coverage (EBITDA to consolidated net interest charges for the most recently ended four fiscal quarters) of not less than 3.0 to 1.0 at the end of each fiscal quarter (the “Financial Covenant”)
•Maintain minimum shareholders’ equity of $5.0 billion
•Limit our debt to capital percentage to 65% at the end of each fiscal quarter (the “Debt to Capital Covenant”)
•Limit the amounts of our secured assets as well as secured and other indebtedness

As of November 30, 2020, we had entered into supplemental agreements to amend our agreements with respect to the Financial Covenant to:

•Waive compliance for all of our export credit facilities through November 30, 2021 or December 31, 2021, as applicable, with aggregate indebtedness of $7.3 billion as of November 30, 2020. We will be required to comply beginning with the next testing date of February 28, 2022.
•Waive compliance through November 30, 2021 for certain of our bank loans with aggregate indebtedness of $2.1 billion as of November 30, 2020. The amendments were subsequently extended through November 30, 2022, with the applicable covenant threshold reduced beginning from the February 28, 2023 testing date before reverting to 3.0 to 1.0 from the February 28, 2024 testing date onwards.
•Waive compliance for the remaining applicable bank loans with aggregate indebtedness of $479 million as of November 30, 2020, through their respective maturity dates.

At November 30, 2020, we were in compliance with the applicable debt covenants.

In December 2020, we entered into an amendment agreement to our Revolving Facility. The amendment increased the maximum percentage for our Debt to Capital Covenant from the testing date on November 30, 2021 through the testing date on February 28, 2024, introduced a new minimum liquidity covenant (from the testing date of February 28, 2021 to November 30, 2022), introduced the Financial Covenant (from the testing date of February 28, 2023 for the remainder of the term of the Revolving Facility), and introduced certain other restrictive covenants through November 30, 2024. The amendment also restricts the granting of guarantees and security interests for certain of our outstanding debt through November 30, 2024. In January 2021, we entered into amendments which resulted in similar changes to agreements governing our bank loans.

Generally, if an event of default under any debt agreement occurs, then, pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables could become due, and all debt and derivative contracts could be terminated. Any financial covenant amendment may lead to increased costs, increased interest rates, additional restrictive covenants and other available lender protections that would be applicable.

Credit Ratings Update

Since March 2020, Moody’s and S&P Global have downgraded our credit ratings to be non investment grade.

Newbuild Ship Financing
We have unsecured long-term unfunded export credit ship financings. These facilities, if drawn at the time of ship delivery, are generally repayable semi-annually over 12 years. We have the option to cancel each one at specified dates prior to the underlying ship’s delivery date.

2023 First Lien Notes

In April 2020, we issued $4.0 billion aggregate principal amount of 11.5% first-priority senior secured notes due in 2023 (the “2023 First Lien Notes”). The 2023 First Lien Notes mature on April 1, 2023 unless earlier redeemed or repurchased. Our obligations under the 2023 First Lien Notes are guaranteed by Carnival plc and certain of our subsidiaries that own or operate our vessels and material intellectual property, and are secured by collateral, which includes vessels and material intellectual property with a net book value of $27.8 billion as of November 30, 2020 and certain other assets. Upon the occurrence of certain change of control events, we are required to offer to repurchase the 2023 First Lien Notes at a price equal to 101% of the principal amount, plus accrued and unpaid interest to the purchase date.

The indenture governing the 2023 First Lien Notes contains covenants that limit our ability to, among other things: (i) incur additional indebtedness or issue certain preferred shares; (ii) make dividend payments on or make other distributions in respect of our capital stock or make other restricted payments; (iii) make certain investments; (iv) sell certain assets; (v) create liens on assets; (vi) consolidate, merge, sell or otherwise dispose of all or substantially all of our assets; and (vii) enter into certain transactions with our affiliates. These covenants are subject to a number of important limitations and exceptions.

Convertible Notes

In April 2020, we issued $2.0 billion aggregate principal amount of 5.75% convertible senior notes due 2023 (the “Convertible Notes”). The Convertible Notes mature on April 1, 2023, unless earlier repurchased or redeemed by us or earlier converted in accordance with their terms prior to the maturity date. The Convertible Notes are guaranteed on a senior unsecured basis by Carnival plc, Carnival Finance, LLC and our subsidiaries that guarantee the 2023 First Lien Notes.

The Convertible Notes are convertible by holders, subject to the conditions described below, into cash, shares of Carnival Corporation common stock, or a combination thereof, at our election. The Convertible Notes have an initial conversion rate of 100 shares of Carnival Corporation common stock per $1,000 principal amount of the Convertible Notes, equivalent to an initial conversion price of $10 per share of common stock. The initial conversion price is subject to certain anti-dilutive adjustments and may also increase if the Convertible Notes are converted in connection with a tax redemption or certain corporate events.

The Convertible Notes are convertible at any time prior to the close of business on the business day immediately preceding January 1, 2023, only under the following circumstances:

•during any fiscal quarter (and only during such fiscal quarter) if the last reported sale price of the common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the immediately preceding fiscal quarter is greater than or equal to 130% of the conversion price on each applicable trading day;
•during the five business day period after any five consecutive trading day period (the “measurement period”) in which the trading price per $1,000 principal amount of Convertible Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price per share of common stock and the conversion rate on each such trading day;
•prior to the close of business on the second scheduled trading day immediately preceding any tax redemption date; or
•upon the occurrence of specified corporate events.

On or after January 1, 2023, until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their Convertible Notes at any time.

If we undergo certain corporate events (each, a “fundamental change”), subject to certain conditions, holders may require us to repurchase for cash all or any portion of their Convertible Notes at a price equal to 100% of the principal amount of the
Convertible Notes to be repurchased, plus accrued and unpaid interest to the fundamental change repurchase date.

We may redeem the Convertible Notes, in whole but not in part, at any time on or prior to December 31, 2022 at a redemption price equal to 100% of the principal amount thereof, plus accrued and unpaid interest to the redemption date, if we or any guarantor would have to pay any additional amounts on the Convertible Notes due to a change in tax laws, regulations or rulings or a change in the official application, administration or interpretation thereof.
As of November 30, 2020, a condition allowing holders of the Convertible Notes to convert has been met and therefore the notes are convertible. The holders are entitled to convert all or any portion of their Convertible Notes at any time during the three months starting on December 1, 2020 and ending on February 28, 2021, at the conversion rate of 100 shares of Carnival Corporation common stock per $1,000 principal amount of Convertible Notes.

In August 2020, we completed registered direct offering of 99.2 million shares of Carnival Corporation common stock at a price of $14.02 per share to a limited number of holders of the Convertible Notes (the “August Registered Direct Offering”). We used the proceeds of the stock offerings to repurchase from such holders $886 million aggregate principal amount of the Convertible Notes in privately negotiated transactions.

In November 2020, we completed two registered direct offerings of 57.4 million shares and 10.4 million shares of Carnival Corporation common stock at a price of $18.05 and $17.59 per share, respectively, to a limited number of holders of the Convertible Notes (the “November Registered Direct Offerings”). We used the proceeds from the stock offering to repurchase from such holders $590 million aggregate principal amount of the Convertible Notes in privately negotiated transactions.

We recognized a $464 million extinguishment loss as a result of the August and November Registered Direct Offerings in other income (expense), net.

We account for the Convertible Notes as separate liability and equity components. We determined the carrying amount of the liability component as the present value of its cash flows.

The carrying amount of the equity component representing the conversion option was $286 million on the date of issuance and was calculated by deducting the carrying value of the liability component from the initial proceeds from the Convertible Notes. The excess of the principal amount of the Convertible Notes over the carrying amount of the liability component represents a debt discount that is amortized to interest expense over the term of the Convertible Notes under the effective interest rate method using an effective interest rate of 12.9%. The carrying amount of the equity component was reduced to zero in conjunction with the partial repurchase of Convertible Notes in August 2020 because at the time of repurchase, the fair value of the equity component for the portion of the Convertible Notes that was repurchased, exceeded the total amount of the equity component recorded at the time the Convertible Notes were issued.

The net carrying value of the liability component of the Convertible Notes was as follows:

(in millions)	November 30, 2020
Principal	$537
Less: Unamortized debt discount and transaction costs	(76)
$461

The interest expense recognized related to the Convertible Notes was as follows:

(in millions)	Year Ended November 30, 2020
Contractual interest expense	$58
Amortization of debt discount and transaction costs	$50
$109

We had no Convertible Notes in 2019.

2025 Secured Term Loan
In June 2020, we borrowed an aggregate principal amount of $2.8 billion in two tranches ($1.9 billion and €800 million), under a first-priority senior secured term loan facility that matures on June 30, 2025 (the "2025 Secured Term Loan"). The U.S. dollar tranche bears interest at a rate per annum equal to adjusted LIBOR (with a 1% floor) plus 7.5%. The euro tranche bears interest at a rate per annum equal to EURIBOR (with a 0% floor) plus 7.5%. The 2025 Secured Term Loan is guaranteed by Carnival plc and the same subsidiaries that currently guarantee, and are secured on a first-priority basis by substantially the same collateral that currently secures, the 2023 First Lien Notes, the 2026 Second Lien Notes and the 2027 Second Lien Notes. The
2025 Secured Term Loan contains covenants that are substantially similar to the covenants in the indenture governing the 2023 First Lien Notes. These covenants are subject to a number of important limitations and exceptions.

2026 Second Lien Notes

In July 2020, we issued an aggregate principal amount of $1.3 billion in two tranches ($775 million and €425 million), under second-priority senior secured notes that mature on February 1, 2026 (the "2026 Second Lien Notes"). The U.S. dollar tranche bears interest at a rate of 10.5% per year. The euro tranche bears interest at a rate of 10.1% per year. The 2026 Second Lien Notes are guaranteed by Carnival plc and the same subsidiaries that currently guarantee, and are secured on a second-priority basis by substantially the same collateral that currently secures, the 2023 First Lien Notes, the 2025 Secured Term Loan and the 2027 Second Lien Notes. The indenture governing the 2026 Second Lien Notes contains covenants that are substantially similar to the covenants in the indenture governing the 2023 First Lien Notes and the 2027 Second Lien Notes. These covenants are subject to a number of important limitations and exceptions.

2027 Second Lien Notes

In August 2020, we issued an aggregate principal amount of $900 million of second-priority senior secured notes that mature on August 1, 2027 (the "2027 Second Lien Notes"). The 2027 Second Lien Notes bear interest at a rate of 9.9% per year. The 2027 Second Lien Notes are guaranteed by Carnival plc and the same subsidiaries that currently guarantee, and are secured on a second-priority basis by substantially the same collateral that currently secures, the 2023 First Lien Notes, the 2025 Secured Term Loan and the 2026 Second Lien Notes. The indenture governing the 2027 Second Lien Notes contains covenants that are substantially similar to the covenants in the indenture governing the 2023 First Lien Notes and the 2026 Second Lien Notes. These covenants are subject to a number of important limitations and exceptions.

2026 Senior Unsecured Notes

In November 2020, we issued an aggregate principal amount of $2.0 billion in two tranches $1.5 billion and €500 million) under senior unsecured notes that mature on March 1, 2026 (the “2026 Senior Unsecured Notes”). The U.S dollar tranche bears interest at a rate of 7.6% per year. The euro tranche bears interest at a rate of 7.6% per year. The 2026 Senior Unsecured Notes are guaranteed by Carnival plc and the same subsidiaries that currently guarantee the 2023 First Lien Notes, 2026 Second Lien Notes and the 2027 Second Lien Notes and are unsecured. The 2026 Senior Unsecured Notes contains covenants that are substantially similar to the covenants in the indentures governing the 2023 First Lien Notes, 2026 Second Lien Notes and the 2027 Second Lien Notes. These covenants are subject to a number of important limitations and exceptions.

Modifications and Other

Certain export credit agencies have offered 12-month debt amortization and a financial covenant holiday (“Debt Holiday”). In 2020, we have entered into supplemental agreements or side letters for Debt Holiday amendments to defer certain principal repayments otherwise due through March 31, 2021, except for one export credit facility with a deferral period through April 30, 2021, through the creation of separate tranches of loans with repayments made over the following four years.

During the year-ended November 30, 2020, we recognized a gain on early extinguishment of debt of $5 million that is included in other income (expense), net in the accompanying Consolidated Statements of Income (Loss).